UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04809

LIBERTY ALL-STAR EQUITY FUND

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Sareena Khwaja-Dixon

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1 – Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments
September 30, 2018 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (97.24%)
COMMUNICATION SERVICES (6.48%)
Diversified Telecommunication Services (1.16%)
AT&T, Inc.	238,600	$8,012,188
Verizon Communications, Inc.	153,000	8,168,670
		16,180,858
Entertainment (0.77%)
Walt Disney Co.	91,582	10,709,599

Interactive Media & Services (3.37%)
Alphabet, Inc., Class C(a)	24,024	28,671,923
Facebook, Inc., Class A(a)	81,050	13,329,483
Twitter, Inc.(a)	170,200	4,843,892
		46,845,298
Media (1.18%)
Interpublic Group of Cos., Inc.	329,201	7,528,827
News Corp., Class A	305,600	4,030,864
Omnicom Group, Inc.	71,400	4,856,628
		16,416,319
CONSUMER DISCRETIONARY (11.27%)
Automobiles (0.59%)
Ford Motor Co.	885,981	8,195,324

Hotels, Restaurants & Leisure (0.84%)
Yum! Brands, Inc.	128,494	11,681,390

Household Durables (1.23%)
Lennar Corp., Class A	117,000	5,462,730
Lennar Corp., Class B	2,500	96,250
Newell Brands, Inc.	191,990	3,897,397
Sony Corp.(b)	126,400	7,666,160
		17,122,537
Internet & Direct Marketing Retail (3.24%)
Amazon.com, Inc.(a)	15,419	30,884,257
Booking Holdings, Inc.(a)	7,139	14,163,776
		45,048,033
Multiline Retail (0.53%)
Dollar Tree, Inc.(a)	90,800	7,404,740

Specialty Retail (4.10%)
Home Depot, Inc.	80,743	16,725,912
Lowe's Cos., Inc.	155,726	17,880,459
TJX Cos., Inc.	87,660	9,819,673

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments
September 30, 2018 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Specialty Retail (continued)
Ulta Beauty, Inc.	44,863	$12,656,750
		57,082,794
Textiles, Apparel & Luxury Goods (0.74%)
NIKE, Inc., Class B	122,154	10,348,887

CONSUMER STAPLES (5.87%)
Beverages (0.99%)
Coca-Cola Co.	159,200	7,353,448
Monster Beverage Corp.(a)	109,200	6,364,176
		13,717,624
Food & Staples Retailing (1.62%)
Costco Wholesale Corp.	29,200	6,858,496
Kroger Co.	200,600	5,839,466
Walgreens Boots Alliance, Inc.	83,100	6,057,990
Walmart, Inc.	40,303	3,784,855
		22,540,807
Food Products (2.17%)
Archer-Daniels-Midland Co.	177,300	8,912,871
Mondelez International, Inc., Class A	496,279	21,320,146
		30,233,017
Personal Products (1.09%)
Estee Lauder Cos., Inc., Class A	60,748	8,827,899
Unilever NV	114,000	6,332,700
		15,160,599
ENERGY (7.23%)
Energy Equipment & Services (2.36%)
Halliburton Co.	429,727	17,416,835
National Oilwell Varco, Inc.	118,906	5,122,471
Schlumberger, Ltd.	169,673	10,336,479
		32,875,785
Oil, Gas & Consumable Fuels (4.87%)
BP PLC(b)	126,501	5,831,696
Cenovus Energy, Inc.	528,447	5,300,324
Concho Resources, Inc.(a)	23,500	3,589,625
ConocoPhillips	118,600	9,179,640
Exxon Mobil Corp.	66,865	5,684,862
Marathon Oil Corp.	405,810	9,447,257
Occidental Petroleum Corp.	98,700	8,110,179
Phillips 66	70,000	7,890,400
Pioneer Natural Resources Co.	25,500	4,441,845

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments
September 30, 2018 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC, Class A(b)	120,795	$8,230,971
		67,706,799
FINANCIALS (15.05%)
Banks (5.40%)
Banco Bilbao Vizcaya Argentaria SA(b)(c)	810,000	5,103,000
Bank of America Corp.	572,857	16,876,367
BB&T Corp.	159,300	7,732,422
BOK Financial Corp.	42,000	4,085,760
Citigroup, Inc.	113,986	8,177,356
Cullen/Frost Bankers, Inc.	38,000	3,968,720
East West Bancorp, Inc.	94,300	5,692,891
JPMorgan Chase & Co.	108,487	12,241,673
Mitsubishi UFJ Financial Group, Inc.(b)(c)	650,000	4,023,500
Wells Fargo & Co.	137,987	7,252,597
		75,154,286
Capital Markets (3.77%)
Ameriprise Financial, Inc.	48,500	7,161,510
Bank of New York Mellon Corp.	152,200	7,760,678
Charles Schwab Corp.	128,900	6,335,435
Franklin Resources, Inc.	168,889	5,135,915
Goldman Sachs Group, Inc.	27,035	6,062,328
KKR & Co., Inc.	140,872	3,841,579
Morgan Stanley	134,105	6,245,270
S&P Global, Inc.	24,804	4,846,454
UBS Group AG(a)	325,600	5,121,688
		52,510,857
Consumer Finance (1.01%)
Capital One Financial Corp.	147,440	13,996,479

Diversified Financial Services (0.92%)
AXA Equitable Holdings, Inc.	248,482	5,329,939
Voya Financial, Inc.	150,003	7,450,649
		12,780,588
Insurance (3.95%)
Allstate Corp.	83,300	8,221,710
American International Group, Inc.	257,456	13,706,957
Axis Capital Holdings, Ltd.	89,225	5,149,175
Chubb, Ltd.	93,600	12,508,704
Marsh & McLennan Cos., Inc.	93,200	7,709,504
MetLife, Inc.	166,053	7,757,996
		55,054,046

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments
September 30, 2018 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
HEALTH CARE (16.60%)
Biotechnology (3.03%)
AbbVie, Inc.	50,469	$4,773,358
Alexion Pharmaceuticals, Inc.(a)	34,200	4,754,142
Amgen, Inc.	68,005	14,096,757
BioMarin Pharmaceutical, Inc.(a)	52,100	5,052,137
Celgene Corp.(a)	40,200	3,597,498
Regeneron Pharmaceuticals, Inc.(a)	24,436	9,873,121
		42,147,013
Health Care Equipment & Supplies (3.74%)
Abbott Laboratories	226,265	16,598,800
Align Technology, Inc.(a)	13,493	5,278,732
Becton Dickinson and Co.	32,580	8,503,380
Danaher Corp.	79,000	8,584,140
Medtronic PLC	84,000	8,263,080
West Pharmaceutical Services, Inc.	38,700	4,778,289
		52,006,421
Health Care Providers & Services (4.70%)
Acadia Healthcare Co., Inc.(a)	112,000	3,942,400
Cardinal Health, Inc.	192,857	10,414,278
CVS Health Corp.	116,900	9,202,368
Express Scripts Holding Co.(a)	175,104	16,636,631
McKesson Corp.	48,431	6,424,372
Quest Diagnostics, Inc.	71,900	7,758,729
UnitedHealth Group, Inc.	41,742	11,105,042
		65,483,820
Life Sciences Tools & Services (0.46%)
Illumina, Inc.(a)	17,376	6,378,035

Pharmaceuticals (4.67%)
Johnson & Johnson	62,300	8,607,991
Merck & Co., Inc.	227,690	16,152,328
Mylan NV(a)	271,736	9,945,538
Novartis AG(b)	68,000	5,858,880
Novo Nordisk A/S(b)	180,259	8,497,409
Pfizer, Inc.	207,400	9,140,118
Zoetis, Inc.	74,400	6,812,064
		65,014,328
INDUSTRIALS (6.38%)
Aerospace & Defense (1.69%)
General Dynamics Corp.	36,000	7,369,920
Northrop Grumman Corp.	24,900	7,902,513

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments
September 30, 2018 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Aerospace & Defense (continued)
Raytheon Co.	39,800	$8,225,068
		23,497,501
Building Products (0.44%)
Johnson Controls International PLC	174,000	6,090,000

Commercial Services & Supplies (1.01%)
Waste Connections, Inc.	70,200	5,599,854
Waste Management, Inc.	94,500	8,539,020
		14,138,874
Industrial Conglomerates (0.41%)
General Electric Co.	511,809	5,778,323

Machinery (1.74%)
Dover Corp.	88,705	7,853,054
Oshkosh Corp.	90,500	6,447,220
Parker-Hannifin Corp.	36,828	6,773,774
Xylem, Inc.	38,900	3,106,943
		24,180,991
Professional Services (0.70%)
IHS Markit, Ltd.(a)	55,200	2,978,592
TransUnion	92,200	6,784,076
		9,762,668
Road & Rail (0.39%)
JB Hunt Transport Services, Inc.	45,700	5,435,558

INFORMATION TECHNOLOGY (20.64%)
Communications Equipment (0.69%)
Cisco Systems, Inc.	197,000	9,584,050

IT Services (6.73%)
Alliance Data Systems Corp.	35,100	8,289,216
Automatic Data Processing, Inc.	57,500	8,662,950
Cognizant Technology Solutions Corp., Class A	95,884	7,397,451
FleetCor Technologies, Inc.(a)	53,574	12,206,300
Mastercard, Inc., Class A	40,855	9,094,731
PayPal Holdings, Inc.(a)	206,400	18,130,176
Visa, Inc., Class A	199,356	29,921,342
		93,702,166
Semiconductors & Semiconductor Equipment (1.61%)
Intel Corp.	168,600	7,973,094
Microchip Technology, Inc.(c)	89,000	7,022,990

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments
September 30, 2018 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	26,458	$7,435,227
		22,431,311
Software (10.86%)
Adobe Systems, Inc.(a)	112,845	30,462,508
ANSYS, Inc.(a)	45,000	8,400,600
Autodesk, Inc.(a)	74,376	11,610,837
CA, Inc.	182,300	8,048,545
Microsoft Corp.	192,780	22,048,249
Oracle Corp.	339,700	17,514,932
Red Hat, Inc.(a)	76,632	10,443,409
salesforce.com, Inc.(a)	156,320	24,859,570
ServiceNow, Inc.(a)	57,897	11,326,390
Splunk, Inc.(a)	53,700	6,492,867
		151,207,907
Technology Hardware, Storage & Peripherals (0.75%)
Hewlett Packard Enterprise Co.	446,563	7,283,443
HP, Inc.	119,208	3,071,990
		10,355,433
MATERIALS (2.85%)
Chemicals (2.41%)
DowDuPont, Inc.	115,331	7,416,937
Ecolab, Inc.	73,157	11,469,554
PPG Industries, Inc.	66,000	7,202,580
Praxair, Inc.	46,195	7,424,922
		33,513,993
Construction Materials (0.44%)
Martin Marietta Materials, Inc.	34,100	6,204,495

REAL ESTATE (3.28%)
Equity Real Estate Investment Trusts (REITs) (3.28%)
American Tower Corp.	76,600	11,129,980
Equinix, Inc.	43,155	18,681,368
Equity LifeStyle Properties, Inc.	36,800	3,549,360
Equity Residential	131,000	8,680,060
Sun Communities, Inc.	35,100	3,564,054
		45,604,822
UTILITIES (1.59%)
Electric Utilities (1.20%)
Edison International	246,704	16,696,927

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments
September 30, 2018 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Gas Utilities (0.39%)
National Fuel Gas Co.	97,000	$5,437,820

TOTAL COMMON STOCKS
(COST OF $1,022,015,353)		1,353,419,122

SHORT TERM INVESTMENTS (3.22%)
MONEY MARKET FUND (2.74%)
State Street Institutional US Government Money Market Fund, 1.936%(d)
(COST OF $38,206,046)	38,206,046	38,206,046

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED (0.48%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%
(COST OF $6,687,164)	6,687,164	6,687,164

TOTAL SHORT TERM INVESTMENTS
(COST OF $44,893,210)		44,893,210

TOTAL INVESTMENTS (100.46%)
(COST OF $1,066,908,563)		1,398,312,332

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.46%)		(6,433,512)

NET ASSETS (100.00%)		$1,391,878,820

NET ASSET VALUE PER SHARE
(198,727,586 SHARES OUTSTANDING)		$7.00

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $12,086,632.
(d)	Rate reflects seven-day effective yield on September 30, 2018.

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Notes to Schedule of Investments
September 30, 2018 (Unaudited)

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio, a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company’s net asset value per share.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees (the "Board"). When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Fund’s Valuation Committee using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Advisor, ALPS Advisors, Inc. (the “Advisor”), Sub-Advisers and/or the Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund’s custodian. As of September 30, 2018, the Fund held no securities that were fair valued.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Lending of Portfolio Securities

The Fund may lend its portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, State Street Bank & Trust Co. (“SSB”). The Fund will limit such lending to not more than 30% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Liberty All-Star® Equity Fund	Notes to Schedule of Investments
September 30, 2018 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund’s securities lending positions and related cash and non-cash collateral received as of September 30, 2018:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$ 12,086,632	$ 6,687,164	$ 5,832,056	$ 12,519,220

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Liberty All-Star® Equity Fund	Notes to Schedule of Investments
September 30, 2018 (Unaudited)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities that are valued based on unadjusted quoted prices in active markets are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in shares of registered investment companies are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,353,419,122	$–	$–	$1,353,419,122
Short Term Investments	$44,893,210	$–	$–	$44,893,210
Total	$1,398,312,332	$–	$–	$1,398,312,332

*	See Schedule of Investments for industry classifications.

The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Liberty All-Star® Equity Fund	Notes to Schedule of Investments
September 30, 2018 (Unaudited)

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Recent Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of FASB Accounting Standards Codification Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. Management is currently evaluating the impact of the ASU.

Item 2 - Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR EQUITY FUND

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 21, 2018

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (principal financial officer)

Date:	November 21, 2018